UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

(Name and address of agent for service)

Registrant's telephone number, including area code: (626) 385-5777

Date of fiscal year end: January 31

Date of reporting period: July 1, 2021 – April 29, 2022 (Liquidation Date)

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Investment Company Report

HEXO CORP.
Security		428304307		Meeting Type	Special
Ticker Symbol		HEXO		Meeting Date	25-Aug-2021
ISIN		CA4283043079		Agenda	935477302 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1	To consider and, if deemed advisable, to pass, with or without variation, a resolution (the "Transaction Resolution"), the full text of which is set forth in Appendix A to the accompanying management information circular relating to the Meeting (the "Circular"), authorizing and approving the issuance by the Corporation, to the shareholders of the entities that carry on the business of Redecan (the "Redecan Shareholders"), of 69,721,116 Common Shares, representing, collectively with the Common Shares issuable in connection with the Senior Secured Convertible Note due 2023 (as defined below), more than 25% of the issued and outstanding Common Shares (on a non-diluted basis), the whole pursuant to that certain share purchase agreement dated May 28, 2021 among the Corporation and the Redecan Shareholders (the "Transaction"), all as more particularly described in the accompanying Circular.		Management	For	For
2	To consider and, if deemed advisable, to pass, with or without variation, a resolution (the "Financing Resolution"), the full text of which is set forth in Appendix B to the accompanying Circular, authorizing and approving certain aspects of the Corporation's senior secured convertible note due May 1, 2023 issued on May 27, 2021 in an aggregate principal amount of US$360.0 million (the "Senior Secured Convertible Note due 2023") in order to finance the cash portion of the purchase price of the Transaction, as required pursuant to the rules of the Toronto Stock Exchange (the "TSX"), including (i) the issuance of more than 32,198,894 Common Shares on the conversion or redemption of the Senior Secured Convertible Note due 2023, all as more particularly described in the accompanying Circular.		Management	For	For
TILRAY, INC.
Security		88688T100		Meeting Type	Special
Ticker Symbol		TLRY		Meeting Date	10-Sep-2021
ISIN		US88688T1007		Agenda	935468151 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	Approve an amendment to Tilray's Amended and Restated Certificate of Incorporation (the "Certificate of Incorporation") to increase the authorized capital stock of Tilray from 743,333,333 shares to 990,000,000 shares of capital stock.		Management	For	For
2.	Approve an amendment to the Certificate of Incorporation to elect not to be governed by Section 203 of Delaware General Corporation Law.		Management	For	For
3.	Approve an amendment to the Certificate of Incorporation to permit stockholders of the Company to take action by written consent.		Management	For	For
4.	Approve amendments to the Certificate of Incorporation related to the following governance changes: (1) eliminate the dual structure of Class 1 Common Stock and Class 2 Common Stock; (2) declassify the board of directors of the Company; (3) remove limitations on the corporate opportunity doctrine; and (4) provide that the directors of the Company may be removed with or without cause at any time by the holders of a majority of the voting power of the Company's then-outstanding shares of capital stock, subject to the rights of holders of Preferred Stock.		Management	For	For
5.	Approve amendments to the Certificate of incorporation to eliminate certain provisions related to the Company's prior status as a "controlled company" and make other administrative and conforming amendments and changes as necessary in light of the foregoing proposals.		Management	For	For
6.	Approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes to approve the foregoing proposals.		Management	For	For
CANOPY GROWTH CORPORATION
Security		138035100		Meeting Type	Annual and Special Meeting
Ticker Symbol		CGC		Meeting Date	14-Sep-2021
ISIN		CA1380351009		Agenda	935479659 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1A	Election of Directors: Election of Director: Judy A. Schmeling		Management	For	For
1B	Election of Director: David Klein		Management	For	For
1C	Election of Director: Robert L. Hanson		Management	For	For
1D	Election of Director: David Lazzarato		Management	For	For
1E	Election of Director: William A. Newlands		Management	For	For
1F	Election of Director: James A. Sabia, Jr.		Management	For	For
1G	Election of Director: Theresa Yanofsky		Management	For	For
2	The re-appointment of KPMG LLP, Chartered Professional Accountants, as the Company's auditor and independent registered public accounting firm for the fiscal year 2021 and authorizing the directors of the Company to fix their remuneration.		Management	For	For
3	To confirm and ratify certain amendments to the company's by-laws, including an increase in the quorum requirements for meetings of Shareholders and other amendments of a housekeeping nature, that were previously approved by the Board of Directors.		Management	For	For
4	To adopt, on an advisory (non-binding) basis, a resolution approving the compensation of the Company's named executive officers, as described in the proxy statement.		Management	For	For
AFC GAMMA, INC.
Security		00109K105		Meeting Type	Annual
Ticker Symbol		AFCG		Meeting Date	30-Sep-2021
ISIN		US00109K1051		Agenda	935485880 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Leonard M. Tannenbaum		For	For
	2	Thomas Harrison		For	For
2.	Ratification of the Appointment of CohnReznick LLP as the Company's Independent Registered Public Accounting Firm for the Year Ending December 31, 2021.		Management	For	For
TILRAY, INC.
Security		88688T100		Meeting Type	Annual
Ticker Symbol		TLRY		Meeting Date	22-Nov-2021
ISIN		US88688T1007		Agenda	935501557 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Brendan Kennedy*		For	For
	2	John M. Herhalt*		For	For
	3	Walter Robb*		For	For
	4	Jodi Butts#		For	For
	5	David Hopkinson#		For	For
	6	Thomas Looney#		For	For
	7	Irwin D. Simon+		For	For
	8	Renah Persofsky+		For	For
	9	David Clanachan+		For	For
2.	To approve, the non-binding advisory resolution on the named executive officer compensation.		Management	For	For
3.	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending May 31, 2022.		Management	For	For
THE SCOTTS MIRACLE-GRO COMPANY
Security		810186106		Meeting Type	Annual
Ticker Symbol		SMG		Meeting Date	24-Jan-2022
ISIN		US8101861065		Agenda	935534796 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	David C. Evans		For	For
	2	Stephen L. Johnson		For	For
	3	Adam Hanft		For	For
	4	K. Hagedorn Littlefield		For	For
2.	Approval, on an advisory basis, of the compensation of the Company's named executive officers.		Management	For	For
3.	Ratification of the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2022.		Management	For	For
4.	Approval of an amendment and restatement of The Scotts Miracle-Gro Company Long-Term Incentive Plan to, among other things, increase the maximum number of common shares available for grant to participants.		Management	For	For
5.	Approval, on an advisory basis, regarding the frequency with which future advisory votes on executive compensation will occur.		Management	3 Years	Against
ORGANIGRAM HOLDINGS INC.
Security		68620P101		Meeting Type	Annual
Ticker Symbol		OGI		Meeting Date	23-Feb-2022
ISIN		CA68620P1018		Agenda	935546498 - Management

Item	Proposal		Proposed by	Vote	For/Against Management
1	DIRECTOR		Management
	1	Peter Amirault		For	For
	2	Beena Goldenberg		For	For
	3	Dexter John		For	For
	4	Geoffrey Machum		For	For
	5	Ken Manget		For	For
	6	Sherry Porter		For	For
	7	Stephen A. Smith		For	For
	8	Marni Wieshofer		For	For
2	Appointment of KPMG LLP as Auditor of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)*	/s/Terrance P. Gallagher
Terrance P. Gallagher, President and Principal Executive Officer

Date	5/11/2022

*	Print the name and title of each signing officer under his or her signature.